Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	485BPOS
Period end date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Registrant Name	dei_EntityRegistrantName	DELAWARE VIP TRUST
Registrant CIK	dei_EntityCentralIndexKey	0000814230
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Apr. 30, 2021
Risk/Return	rr_RiskReturnHeading	Prospectus
Delaware VIP Fund for Income Series
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Fund for Income Series seeks high current income.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 86% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series primarily invests in corporate bonds rated at the time of purchase lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO). These are commonly known as high yield bonds or “junk bonds” and involve greater risks than investment grade bonds. The Series may also invest in unrated bonds that the Series’ investment manager, Delaware Management Company (Manager), judges to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Series may also invest in US and foreign government securities and corporate bonds of foreign issuers. The Series may invest up to 40% of its net assets in foreign securities; however, the Series’ total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25%

of the Series’ net assets, and investments in emerging market securities will be limited to 20% of the Series’ net assets. In selecting bonds for the portfolio, the Manager evaluates the income provided by the bond and the bond’s appreciation potential as well as the issuer’s ability to make income and principal payments.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series primarily invests in corporate bonds rated at the time of purchase lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO).
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A series may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Loans and other indebtedness risk — The risk that a series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A series’ ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a series invests may not be considered securities. A series therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Valuation risk — The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of certain securities in its portfolio.

Redemption risk — If investors redeem more shares of a series than are purchased for an extended period of time, a series may be required to sell securities without regard to the investment merits of such actions. This could decrease a series’ asset base, potentially resulting in a higher expense ratio.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Fund for Income Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing the performance of the Series’ Standard Class shares. The Series’ Standard Class shares adopted the performance of the First Investors Life Series Fund For Income (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series.  The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.

Service Class share performance is not provided because Service Class shares commenced operations as of March 10, 2022. The performance of the Series’ Service Class shares will appear in a future version of this Prospectus after Service Class shares have annual returns for one complete calendar year. Service Class share performance would be lower than Standard Class share performance because of the 12b-1 fees applicable to Service Class shares.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series. The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019. The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.

The bar chart shows changes in the performance from year to year and the table below shows how average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/vip-performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Standard Class)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 9.63% for the quarter ended June 30, 2020, and its lowest quarterly return was -11.16% for the quarter ended March 31, 2020.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2021
Delaware VIP Fund for Income Series | ICE BofA US High Yield Constrained Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	5.35%
5 years	rr_AverageAnnualReturnYear05	6.08%
10 years or lifetime	rr_AverageAnnualReturnYear10	6.71%
Delaware VIP Fund for Income Series | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	344
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	600
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,335
Delaware VIP Fund for Income Series | Standard Class
Prospectus [Line Items]	rr_ProspectusLineItems
2012	rr_AnnualReturn2012	13.51%
2013	rr_AnnualReturn2013	6.88%
2014	rr_AnnualReturn2014	0.79%
2015	rr_AnnualReturn2015	(1.85%)
2016	rr_AnnualReturn2016	11.12%
2017	rr_AnnualReturn2017	6.82%
2018	rr_AnnualReturn2018	(2.58%)
2019	rr_AnnualReturn2019	12.78%
2020	rr_AnnualReturn2020	7.95%
2021	rr_AnnualReturn2021	4.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.16%)
1 year	rr_AverageAnnualReturnYear01	4.88%
5 years	rr_AverageAnnualReturnYear05	5.85%
10 years or lifetime	rr_AverageAnnualReturnYear10	5.89%

[1]	“Other expenses” for Service Class are estimated for the current fiscal year.
[2]	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual series operating expenses from exceeding 1.04% of the Series’ average daily net assets from March 10, 2022 through April 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.